Derivative Liability (Schedule of Derivative Liability, Fair Value, Unobservable Input Reconciliation) (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Ending balance	$ 99,344 [1]
Fair Value Measurements, Recurring [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance
Issuances: Derivative liability related to down-round provision of common stock units	99,344
Ending balance	$ 99,344

[1]	(Unaudited)